Note 8 - Share Capital and Share-based Payments - Summary of Stock Options Outstanding (Details) - Stock Option Plan and Omnibus Incentive Plan [member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Statement Line Items [Line Items]
Number of options	727,803	1,117,335
Number of options exercisable	672,803	877,001
Range 1 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 0.96	$ 0.96
Number of options	3,333	3,333
Weighted average contractual life (Year)	8 months 1 day	1 year 8 months 1 day
Number of options exercisable	3,333	3,333
Range 2 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.06	$ 1.06
Number of options	15,134	74,634
Weighted average contractual life (Year)	9 months	1 year 9 months
Number of options exercisable	15,134	74,634
Range 3 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.13	$ 1.13
Number of options	55,000	68,333
Weighted average contractual life (Year)	2 years 5 months 1 day	3 years 5 months 1 day
Number of options exercisable	55,000	55,000
Range 4 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.14	$ 1.14
Number of options	10,000	10,000
Weighted average contractual life (Year)	11 months 1 day	1 year 11 months 1 day
Number of options exercisable	10,000	10,000
Range 5 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.15	$ 1.15
Number of options	20,000	20,000
Weighted average contractual life (Year)	1 year 11 months 1 day	2 years 11 months 1 day
Number of options exercisable	20,000	13,333
Range 6 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.27	$ 1.27
Number of options	3,334	8,334
Weighted average contractual life (Year)	1 year 8 months 1 day	2 years 8 months 1 day
Number of options exercisable	3,334	5,000
Range 7 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.55	$ 1.55
Number of options	36,333	58,033
Weighted average contractual life (Year)	1 year 5 months 1 day	2 years 5 months 1 day
Number of options exercisable	36,333	18,700
Range 8 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.59	$ 1.59
Number of options	143,334	185,000
Weighted average contractual life (Year)	2 years 2 months 1 day	3 years 2 months 1 day
Number of options exercisable	100,000	51,668
Range 9 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.71	$ 1.71
Number of options	378,001	506,334
Weighted average contractual life (Year)	1 year 3 months	2 years 3 months
Number of options exercisable	378,001	485,333
Range 10 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.94	$ 1.94
Number of options	40,000	40,000
Weighted average contractual life (Year)	11 months 1 day	11 months 1 day
Number of options exercisable	40,000	40,000
Range 11 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2.09	$ 2.09
Number of options	23,334	23,334
Weighted average contractual life (Year)	2 years 8 months 1 day	3 years 8 months 1 day
Number of options exercisable	11,668	0
Range 12 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)		$ 4.12
Number of options		7,500
Weighted average contractual life (Year)		5 months 1 day
Number of options exercisable		7,500
Range 13 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)		$ 4.47
Number of options		22,500
Weighted average contractual life (Year)		8 months 1 day
Number of options exercisable		22,500
Range 14 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)		$ 4.60
Number of options		90,000
Weighted average contractual life (Year)		3 months
Number of options exercisable		90,000